Commitments and contingencies - Schedule Of Operating Lease Cost And Supplemental Cash Flow Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rental expense	¥ 115,239	¥ 117,270